UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Government Cash Management Portfolio

Deutsche Government Cash Management Fund

Deutsche Government Cash Management Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Government Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the Fund owned approximately 10% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below

	Principal Amount ($)	Value ($)
Government & Agency Obligations 98.6%
U.S. Government Sponsored Agencies 54.1%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 1.505% *, 11/2/2018	70,500,000	70,498,959
1-month LIBOR minus 0.165%, 1.553% *, 10/9/2018	37,500,000	37,498,956
1-month LIBOR minus 0.150%, 1.59% *, 10/11/2018	25,000,000	24,999,602
1-month LIBOR minus 0.135%, 1.605% *, 4/11/2019	150,000,000	150,000,000
1-month LIBOR minus 0.110%, 1.63% *, 3/12/2019	115,000,000	114,994,100
1-month LIBOR minus 0.070%, 1.648% *, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.145%, 1.727% *, 2/26/2019	115,000,000	114,995,809
1-month LIBOR minus 0.145%, 1.732% *, 3/29/2019	166,000,000	166,000,000
1-month LIBOR minus 0.130%, 1.747% *, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.120%, 1.752% *, 3/25/2019	100,000,000	100,000,000
1-month LIBOR minus 0.065%, 1.757% *, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.020%, 1.802% *, 4/20/2018	90,000,000	89,999,752
1-month LIBOR plus 0.030%, 1.905% *, 8/27/2018	75,000,000	74,997,631
1-month LIBOR plus 0.120%, 1.942% *, 6/20/2018	40,000,000	40,000,000
1-month LIBOR plus 0.090%, 1.962% *, 5/25/2018	2,060,000	2,060,716
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.048% *, 11/13/2018	60,000,000	60,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 2.068% *, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
1.217% **, 4/2/2018	11,500,000	11,499,617
1.379% **, 4/2/2018	50,000,000	49,998,111
1.455% **, 5/23/2018	3,000,000	2,993,782
1.46% **, 5/1/2018	55,000,000	54,934,000
1.489% **, 6/6/2018	66,000,000	65,822,251
1.489% **, 6/8/2018	150,000,000	149,583,783
1.49% **, 6/6/2018	22,450,000	22,389,497
1.49% **, 6/13/2018	50,000,000	49,850,958
1-month LIBOR minus 0.170%, 1.494% *, 6/1/2018	250,000,000	250,000,000
1-month LIBOR minus 0.160%, 1.504% *, 8/1/2018	200,000,000	200,000,000
3-month LIBOR minus 0.250%, 1.517% *, 7/30/2018	168,000,000	168,000,000
3-month LIBOR minus 0.250%, 1.517% *, 8/3/2018	168,000,000	168,000,000
1-month LIBOR minus 0.160%, 1.526% *, 8/3/2018	370,000,000	370,000,000
1-month LIBOR minus 0.155%, 1.531% *, 7/5/2018	205,000,000	205,000,000
1.6% **, 4/11/2018	218,000,000	217,904,443
1.602% **, 5/11/2018	181,750,000	181,430,928
1-month LIBOR minus 0.080%, 1.606% *, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.130%, 1.61% *, 6/11/2018	194,000,000	194,000,000
1-month LIBOR minus 0.160%, 1.617% *, 5/15/2018	65,000,000	65,000,000
1-month LIBOR minus 0.160%, 1.617% *, 5/15/2018	72,000,000	72,000,000
1-month LIBOR minus 0.090%, 1.621% *, 11/8/2018	70,000,000	70,000,000
1.622% **, 4/26/2018	60,000,000	59,933,333
1.622% **, 4/30/2018	65,000,000	64,916,222
1.632% **, 5/16/2018	147,000,000	146,704,163
1-month LIBOR minus 0.145%, 1.632% *, 8/15/2018	60,000,000	60,000,000
1-month LIBOR minus 0.145%, 1.632% *, 8/15/2018	75,000,000	75,000,000
1-month LIBOR minus 0.150%, 1.636% *, 7/16/2018	188,000,000	188,000,000
1-month LIBOR minus 0.140%, 1.637% *, 5/15/2018	200,000,000	200,000,000
1-month LIBOR minus 0.160%, 1.648% *, 7/19/2018	240,000,000	240,000,000
1-month LIBOR minus 0.140%, 1.668% *, 5/18/2018	72,500,000	72,500,000
1-month LIBOR minus 0.135%, 1.673% *, 5/17/2018	200,000,000	200,000,000
1-month LIBOR minus 0.040%, 1.678% *, 7/9/2018	50,000,000	50,011,065
1.693% **, 5/25/2018	70,000,000	69,824,650
1-month LIBOR minus 0.125%, 1.697% *, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.090%, 1.718% *, 1/18/2019	95,000,000	95,000,000
1.724% **, 5/3/2018	65,000,000	64,901,778
1.724% **, 5/17/2018	50,000,000	49,891,389
1-month LIBOR minus 0.145%, 1.727% *, 4/25/2018	280,000,000	279,998,341
1-month LIBOR minus 0.145%, 1.727% *, 4/26/2018	174,000,000	173,999,496
1-month LIBOR minus 0.140%, 1.732% *, 6/26/2018	351,000,000	351,000,000
1-month LIBOR minus 0.110%, 1.744% *, 2/22/2019	112,000,000	112,000,000
1-month LIBOR minus 0.110%, 1.744% *, 2/22/2019	112,000,000	112,000,000
1-month LIBOR minus 0.120%, 1.752% *, 10/26/2018	300,000,000	300,000,000
1.767% **, 6/22/2018	525,000,000	522,915,662
1-month LIBOR minus 0.045%, 1.827% *, 1/24/2019	75,000,000	75,053,658
3-month LIBOR minus 0.160%, 1.846% *, 5/30/2018	52,000,000	52,000,000
1.87% **, 8/24/2018	78,000,000	77,420,677
Federal Home Loan Mortgage Corp.:
0.75%, 4/9/2018	1,725,000	1,724,810
0.875%, 10/12/2018	590,000	588,111
1.318% **, 4/10/2018	127,500,000	127,458,563
1.375%, 2/28/2019	906,000	900,060
1.455% **, 4/16/2018	30,000,000	29,982,063
3-month LIBOR minus 0.250%, 1.458% *, 10/10/2018	85,500,000	85,500,000
3-month LIBOR minus 0.250%, 1.491% *, 7/24/2018	965,000	964,811
3-month LIBOR minus 0.280%, 1.531% *, 8/10/2018	100,000,000	100,000,000
1.582% **, 5/10/2018	21,667,000	21,630,382
1-month LIBOR minus 0.150%, 1.59% *, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.170%, 1.595% *, 6/14/2018	95,000,000	95,000,000
1-month LIBOR minus 0.100%, 1.611% *, 8/8/2019	87,000,000	87,000,000
1-month LIBOR minus 0.160%, 1.648% *, 7/19/2018	150,000,000	150,000,000
1.749% **, 8/9/2018	50,000,000	49,688,542
1.784% **, 8/9/2018	22,000,000	21,860,178
		8,830,120,849
U.S. Treasury Obligations 44.5%
U.S. Treasury Bills:
1.257% **, 9/13/2018	5,000,000	4,971,583
1.446% **, 4/5/2018	99,000,000	98,984,314
1.447% **, 4/5/2018	101,000,000	100,983,980
1.45% **, 5/31/2018	100,000,000	99,761,667
1.45% **, 5/31/2018	75,000,000	74,821,187
1.477% **, 6/14/2018	125,000,000	124,625,632
1.477% **, 6/14/2018	50,000,000	49,850,253
1.501% **, 6/21/2018	150,000,000	149,500,500
1.501% **, 6/21/2018	100,000,000	99,667,000
1.501% **, 6/21/2018	45,000,000	44,850,150
1.566% **, 4/5/2018	100,000,000	99,982,833
1.572% **, 4/5/2018	35,020,000	35,013,969
1.653% **, 5/24/2018	100,000,000	99,760,028
1.653% **, 5/24/2018	150,000,000	149,640,042
1.653% **, 5/24/2018	150,000,000	149,640,042
1.653% **, 5/24/2018	7,000,000	6,983,202
1.673% **, 4/12/2018	200,000,000	199,899,167
1.673% **, 4/12/2018	107,000,000	106,946,054
1.673% **, 4/12/2018	200,000,000	199,899,167
1.693% **, 6/14/2018	180,540,000	179,920,246
1.693% **, 6/14/2018	77,540,000	77,273,822
1.693% **, 6/14/2018	200,000,000	199,312,211
1.696% **, 6/14/2018	200,000,000	199,313,444
1.701% **, 6/14/2018	150,000,000	149,482,617
1.729% **, 4/19/2018	125,000,000	124,893,437
1.739% **, 4/19/2018	125,000,000	124,892,812
1.744% **, 4/19/2018	85,000,000	84,926,900
1.744% **, 4/19/2018	80,000,000	79,931,200
1.784% **, 6/28/2018	100,000,000	99,569,778
1.784% **, 6/28/2018	100,000,000	99,569,778
1.784% **, 6/28/2018	20,000,000	19,913,956
1.784% **, 6/28/2018	65,000,000	64,720,356
1.784% **, 6/28/2018	81,000,000	80,651,520
1.832% **, 8/23/2018	150,000,000	148,916,100
1.832% **, 8/23/2018	150,000,000	148,915,800
1.872% **, 9/20/2018	155,000,000	153,632,934
1.906% **, 9/27/2018	150,000,000	148,597,833
1.906% **, 9/27/2018	150,000,000	148,597,833
1.916% **, 9/20/2018	125,000,000	123,871,250
1.918% **, 9/20/2018	125,000,000	123,870,056
1.921% **, 9/27/2018	35,000,000	34,670,217
1.921% **, 9/27/2018	100,000,000	99,057,764
1.921% **, 9/27/2018	50,000,000	49,528,882
1.921% **, 9/27/2018	100,000,000	99,057,764
1.921% **, 9/27/2018	81,000,000	80,236,789
1.977% **, 9/20/2018	150,000,000	148,602,500
1.977% **, 9/20/2018	130,000,000	128,788,833
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.938% *, 10/31/2018	665,000,000	665,984,805
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.942% *, 7/31/2018	475,000,000	475,388,144
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.958% *, 4/30/2018	1,001,500,000	1,001,708,985
U.S. Treasury Note, 1.171%, 9/30/2018	4,000,000	3,976,635
		7,263,555,971
Total Government & Agency Obligations (Cost $16,093,676,820)		16,093,676,820
Repurchase Agreements 6.3%
HSBC Securities, Inc., 1.76%, dated 3/28/2018, to be repurchased at $132,025,813 on 4/2/2018 (a)	132,000,000	132,000,000
HSBC Securities, Inc., 1.76%, dated 3/27/2018, to be repurchased at $229,078,369 on 4/3/2018 (b)	229,000,000	229,000,000
Wells Fargo Bank, 1.81%, dated 3/29/2018, to be repurchased at $676,536,032 on 4/2/2018 (c)	676,400,000	676,400,000
Total Repurchase Agreements (Cost $1,037,400,000)		1,037,400,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,131,076,820)	104.9	17,131,076,820
Other Assets and Liabilities, Net	(4.9)	(805,695,095)
Net Assets	100.0	16,325,381,725

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of March 31, 2018.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $251,300,663 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2038-8/15/2043 with a value of $134,641,822.
(b)	Collateralized by $442,467,738 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2037-5/15/2040 with a value of $233,580,060.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
254,905,401	Federal Home Loan Mortgage Corp.	3.0-4.5	11/1/2027-1/1/2048	255,439,000
431,678,068	Federal National Mortgage Association	2.86-6.0	1/1/2029-2/1/2048	434,489,000
Total Collateral Value				689,928,000

LIBOR: London Interbank Offered Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (d)	$—	$16,093,676,820	$—	$16,093,676,820
Repurchase Agreements	—	1,037,400,000	—	1,037,400,000
Total	$—	$17,131,076,820	$—	$17,131,076,820

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government Cash Management Fund, a series of Deutsche Money Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018